CONCENTRATION OF CREDIT RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the six months ended June 30,
	2023	2024
	(Unaudited)
Percentage of the Company’s total revenue
Customer A	56.8%	*
Customer B	13.5%	12.8%
Customer C	12.1%	20.2%
Customer D	*	14.9%
Customer K	*	13.3%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Percentage of the Company’s accounts receivable
Customer E	15.9%	12.4%
Customer F	15.1%	15.7%
Customer H	*	12.6%
Customer K	*	16.9%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the six months ended June 30,
	2023	2024
		(Unaudited)
Percentage of the Company’s total purchase
Supplier F	32.6%	*
Supplier G	*	11.0%
Supplier H	*	10.7%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the years ended December 31,
	2022	2023
Percentage of the Company’s total revenue
Customer A	19.5%	52.1%
Customer B	*	13.2%
Customer C	23.3%	11.4%
Customer D	13.9%	*

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2022	2023
Percentage of the Company’s accounts receivable
Customer A	20.2%	45.1%
Customer E	*	15.9%
Customer F	14.5%	15.1%
Customer D	23.4%	*
Customer G	10.5%	*

The following table sets forth a summary of single customer who represent 10% or more of the Company’s total advance from customers:

	As of December 31,
	2022	2023
Percentage of the Company’s advance from customers
Customer H	76.9%	77.6%
Customer I	*	11.3%
Customer J	11.4%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2022	2023
Percentage of the Company’s total purchase
Supplier A	*	24.0%
Supplier B	*	11.3%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2022	2023
Percentage of the Company’s accounts payable
Supplier B	*	11.6%
Supplier A	15.3%	*
Supplier C	11.8%	*

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19.	CONCENTRATION OF CREDIT RISK - Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total advance to supplier:

	As of December 31,
	2022	2023
Percentage of the Company’s advance to supplier
Supplier D	13.2%	*
Supplier C	14.5%	*
Supplier E	48.1%	*

*	Represent percentage less than 10%